Stock-Based Compensation - Weighted average assumptions (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Stock-based compensation fair value assumptions
Weighted average fair value of options granted	$ 4.90	$ 5.49
Proceeds from exercise of stock options	$ 128
Forfeited		2,787
Employee stock option
Stock-based compensation fair value assumptions
Expected dividends	0.00%	0.00%
Expected life	5 years 9 months	5 years 9 months
Total stock compensation cost	$ 272	$ 293
Tax benefits recognized related to stock compensation cost	0
Unrecognized compensation cost	$ 350
Weighted average period in which the unrecognized compensation cost will be recognized	1 year 1 month 21 days
Employee stock option | Minimum
Stock-based compensation fair value assumptions
Risk-free rate	1.95%	2.84%
Expected volatility	22.44%	19.68%
Weighted average fair value of options granted	$ 4.84	$ 4.87
Employee stock option | Maximum
Stock-based compensation fair value assumptions
Risk-free rate	2.61%	3.06%
Expected volatility	22.48%	26.11%
Weighted average fair value of options granted	$ 5.30	$ 5.52